General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
General and Administrative Expenses
NOTE 14 -	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended
	December 31,
	2021	2020
Salaries	461	443
Professional services	1,832	627
Share based payments for consultants, directors and employees	98	276
Rent, office expenses and communication	372	323
Insurance	627	507
Settlement fees (*)	345	-
Travel	-	6
Directors	59	48
Other	330	337

	4,124	2,567

(*)	See note 12(b)

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)